Rendering of services - Disaggregation of revenue (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Rendering of services
Rendering of services	$ 83,105	₨ 6,265,274	₨ 8,420,104	₨ 11,746,416
Air Ticketing
Rendering of services
Rendering of services		2,609,518	3,449,265	5,012,931
Hotels and Packages
Rendering of services
Rendering of services		3,601,798	4,914,420	6,628,236
Other Services
Rendering of services
Rendering of services		₨ 53,958	₨ 56,419	₨ 105,249